Rule 497(e)
                                      Registration Nos. 333-125751 and 811-21774




CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 June 28, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:               First Trust Exchange-Traded Fund
                     (Registration Nos. 333-125751 and 811-21774)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the copy of a supplement, in the form of a sticker, to the prospectus and statement of additional information for the Registrant filed pursuant to Rule 497(e) on June 19, 2017. The Registration Statement relates First Trust Water ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By: /s/ Morrison C. Warren
                                            ---------------------------------
                                                Morrison C. Warren


Enclosures